Financial Assets and Financial Liabilities (Financial Assets at Fair Value Through Other Comprehensive Income) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended
		Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade and bill receivables			¥ 1,207,114	¥ 1,540,921
Equity investments	[1]		5,000	5,000
Total financial assets at fair value through other comprehensive income			¥ 1,212,114	¥ 1,545,921
Toufa [member] | Shanghai Carbon Fiber Composites Innovation Research Institute Co. Ltd [member]
Disclosure of financial assets [line items]
Equity investments		¥ 5,000
Percentage of ownership interest		16.67%

[1]	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co., Ltd. to acquire 16.67% of its share.